Basis of Presentation and summary of significant accounting policies - Credit risk & Liquidity risk (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Credit risk & Liquidity risk
Liabilities that are due within one year	$ 60,574,000	$ 41,740,000
Current assets	65,433,000	41,536,000
Revolving credit facility
Credit risk & Liquidity risk
Revolver borrowing availability	$ 0	$ 7,000,000